Nature of Operations and Going Concern (Details) - USD ($)		9 Months Ended
	Nov. 28, 2023	Jul. 31, 2025	Jul. 31, 2024	May 27, 2025	Oct. 31, 2024
Nature of Operations and Going Concern [Line Items]
Incorporated date		Jul. 18, 2017
Cash flows from operations		$ (3,448,671)	$ (3,781,514)
Accumulated deficit		$ (27,191,882)			$ (24,022,741)
Reverse stock split, description	1-for-30 reverse split
Common shares received per share
Common shares	1
Ordinary Shares [Member]
Nature of Operations and Going Concern [Line Items]
Common shares received per share	$ 0.0333